Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and accrued income [Abstract]
Prepaid expenses	SFr 4,708	SFr 3,015
Accrued income	408	975
Total prepaid expenses and accrued income	5,116	3,990
Grants, Michael J. Fox Foundation and Target ALS
Prepaid expenses and accrued income [Abstract]
Accrued income	SFr 400
Percentage of accrued income	100.00%
Grants, Michael J. Fox Foundation [Member]
Prepaid expenses and accrued income [Abstract]
Accrued income	SFr 300	SFr 900
Percentage of accrued income		87.00%